Summary of Significant Accounting Policies (Details - Concentration of risk) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Revenue	$ 255,023	$ 398,137
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Revenue	$ 132,531	$ 0
Concentration risk percentage	52.00%	0.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Revenue	$ 81,242	$ 83,548
Concentration risk percentage	32.00%	21.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Revenue	$ 26,019
Concentration risk percentage	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Revenue	$ 0	$ 69,325
Concentration risk percentage	0.00%	17.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Product Information [Line Items]
Revenue	$ 0	$ 54,479
Concentration risk percentage	0.00%	14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Product Information [Line Items]
Revenue	$ 0	$ 50,053
Concentration risk percentage	0.00%	13.00%
Accounts Payable [Member] | Product Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Revenue	$ 69,912	$ 147,591
Concentration risk percentage	70.00%	83.00%
Accounts Payable [Member] | Product Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Revenue	$ 21,870	$ 21,822
Concentration risk percentage	22.00%	12.00%